Prospectus and Statement of Additional Information Supplement -- June 10, 2004

                                              Prospectus           SAI
                                                Form #            Form #
American Express(R)
   Variable Portfolio Funds (Oct. 30, 2003)   S-6466-99W       S-6466-20 W


At the special meeting of contract holders held on June 9, 2004, contract holders approved mergers ("Reorganizations") of the funds on the left in the list below ("Selling Funds") with those on the right ("Buying Funds").

--------------------------------------------------------- -------------------------------------------------------------
Selling Fund                                              Buying Fund
--------------------------------------------------------- -------------------------------------------------------------
AXP Variable Portfolio - Blue Chip Advantage Fund         AXP Variable Portfolio - Capital Resource Fund
--------------------------------------------------------- -------------------------------------------------------------
AXP Variable Portfolio - Stock Fund                       AXP Variable Portfolio - Capital Resource Fund
--------------------------------------------------------- -------------------------------------------------------------

S-6466-45 A (6/04)
Valid until further notice